UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 35.0%

Security	Principal Amount (000’s omitted)	Value

Banks — 1.2%
Morgan Stanley, 4.875%, 11/1/22	$1,500	$1,620,312

		$1,620,312

Building Materials — 0.8%
Owens Corning, Inc., 4.20%, 12/15/22	$1,000	$1,057,273

		$1,057,273

Commercial Services — 1.9%
Western Union Co. (The), 3.65%, 8/22/18	$2,400	$2,511,754

		$2,511,754

Computers — 3.6%
Dell, Inc., 5.40%, 9/10/40	$2,801	$2,365,593
Hewlett-Packard Co., 6.00%, 9/15/41	2,440	2,483,700

		$4,849,293

Diversified Financial Services — 4.5%
Jefferies Group, LLC, 5.125%, 1/20/23	$2,300	$2,501,029
SLM Corp., 5.625%, 8/1/33	2,694	2,572,770
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	1,100	1,017,500

		$6,091,299

Home Builders — 2.2%
Beazer Homes USA, Inc., 9.125%, 6/15/18	$500	$551,250
MDC Holdings, Inc., 5.625%, 2/1/20	2,200	2,443,945

		$2,995,195

Household Products — 1.2%
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	$1,500	$1,597,500

		$1,597,500

Insurance — 3.1%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,200	$1,507,627
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	1,050	1,086,750
Pacific LifeCorp, 5.125%, 1/30/43(1)	1,500	1,536,014

		$4,130,391

Iron & Steel — 1.6%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$2,135	$2,091,277

		$2,091,277

Security	Principal Amount (000’s omitted)	Value

Mining — 2.0%
Alcoa, Inc., 5.95%, 2/1/37	$2,613	$2,636,303

		$2,636,303

Oil & Gas — 1.1%
Murphy Oil Corp., 5.125%, 12/1/42	$1,500	$1,465,545

		$1,465,545

Retail — 3.3%
Best Buy Co., Inc., 5.50%, 3/15/21	$1,972	$2,011,440
JC Penney Corp., Inc., 6.375%, 10/15/36	1,375	1,108,594
JC Penney Corp., Inc., 7.40%, 4/1/37	1,577	1,330,593

		$4,450,627

Semiconductors — 1.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22(1)	$2,040	$1,963,500
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	492,500

		$2,456,000

Software — 2.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$1,500	$1,661,250
First Data Corp., 10.625%, 6/15/21(1)	1,100	1,137,125

		$2,798,375

Telecommunications — 3.4%
Avaya, Inc., 10.50%, 3/1/21(1)	$2,360	$2,188,900
CenturyLink, Inc., 7.60%, 9/15/39	1,500	1,550,890
Sprint Capital Corp., 6.875%, 11/15/28	750	770,625

		$4,510,415

Trucking & Leasing — 1.2%
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.25%, 1/17/23(1)	$1,500	$1,585,757

		$1,585,757

Total Corporate Bonds & Notes (identified cost $45,815,560)		$46,847,316

14	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 10.1%

Security		Principal Amount* (000’s omitted)	Value

Banks — 2.6%
HBOS PLC, 6.00%, 11/1/33(1)		1,500	$1,490,568
National Australia Bank, Ltd., 6.00%, 2/15/17	AUD	1,746	1,952,571

			$3,443,139

Electric — 2.4%
Enel Finance International N.V., 6.00%, 10/7/39(1)		3,225	$3,285,569

			$3,285,569

Foods — 2.0%
Delhaize Group SA, 5.70%, 10/1/40		2,566	$2,706,068

			$2,706,068

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)		250	$265,000

			$265,000

Telecommunications — 2.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	15,800	$1,421,068
Telecom Italia Capital SA, 6.00%, 9/30/34		1,515	1,477,404
Telecom Italia Capital SA, 7.20%, 7/18/36		900	974,350

			$3,872,822

Total Foreign Corporate Bonds (identified cost $13,115,439)			$13,572,598

Foreign Government Bonds — 15.3%

Security		Principal Amount (000’s omitted)	Value

Canada — 10.9%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$14,538,495

			$14,538,495

Security		Principal Amount (000’s omitted)	Value

Mexico — 2.9%
Mexican Bonos, 5.00%, 6/15/17	MXN	45,784	$3,904,269

			$3,904,269

New Zealand — 1.5%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$2,038,741

			$2,038,741

Total Foreign Government Bonds (identified cost $20,410,775)			$20,481,505

Convertible Bonds — 7.6%

Security		Principal Amount (000’s omitted)	Value

Automotive & Parts — 1.3%
Meritor, Inc., 7.875%, 3/1/26(1)	$	1,500	$1,697,813

			$1,697,813

Health Care – Products — 1.4%
NuVasive, Inc., 2.75%, 7/1/17	$	2,000	$1,940,000

			$1,940,000

Semiconductors — 3.3%
Micron Technology, Inc., Series A, 1.50%, 8/1/31	$	1,000	$1,133,750
Micron Technology, Inc., Series B, 1.875%, 8/1/31		500	566,875
Novellus Systems, Inc., 2.625%, 5/15/41		1,800	2,670,750

			$4,371,375

Telecommunications — 1.6%
Ciena Corp., 3.75%, 10/15/18(1)	$	2,000	$2,231,250

			$2,231,250

Total Convertible Bonds (identified cost $9,744,093)			$10,240,438

15	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$814,905
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	338,960

Total Commercial Mortgage-Backed Securities (identified cost $1,153,845)		$1,153,865

Common Stocks — 15.7%

Security	Shares	Value

Biotechnology — 0.4%
Vertex Pharmaceuticals, Inc.(3)	7,701	$591,591

		$591,591

Chemicals — 5.7%
E.I. du Pont de Nemours & Co.	38,475	$2,097,272
LyondellBasell Industries NV, Class A	29,979	1,819,725
PPG Industries, Inc.	13,235	1,947,398
Solvay SA	12,000	1,758,145

		$7,622,540

Computers — 1.4%
SanDisk Corp.(3)	35,939	$1,884,641

		$1,884,641

Oil & Gas — 2.5%
Marathon Oil Corp.	44,425	$1,451,365
Occidental Petroleum Corp.	21,312	1,902,309

		$3,353,674

Semiconductors — 3.6%
Applied Materials, Inc.	140,000	$2,031,400
Intel Corp.	114,305	2,737,605

		$4,769,005

Telecommunications — 2.1%
Corning, Inc.	194,878	$2,825,731

		$2,825,731

Total Common Stocks (identified cost $19,524,629)		$21,047,182

Convertible Preferred Stocks — 7.2%

Security	Shares	Value

Automotive & Parts — 1.4%
Goodyear Tire & Rubber Co. (The), 5.875%	42,000	$1,830,360

		$1,830,360

Energy — 1.8%
Chesapeake Energy Corp., 5.75%(1)	2,400	$2,414,100

		$2,414,100

Health Care – Products — 0.0%(4)
Alere, Inc., 3.00%	245	$59,874

		$59,874

Real Estate Investment Trusts (REITs) — 2.5%
iStar Financial, Inc., Series J, 4.50%	60,000	$3,285,000

		$3,285,000

Telecommunications — 1.5%
Lucent Technologies Capital Trust I, 7.75%	2,100	$1,984,500

		$1,984,500

Total Convertible Preferred Stocks (identified cost $9,375,074)		$9,573,834

Preferred Stocks — 2.1%

Security	Shares	Value

Banks — 0.7%
Lloyds TSB Group PLC, 6.657% to 5/21/37(1)(2)	9,800	$972,244

		$972,244

Insurance — 1.4%
XL Capital, Ltd., Series E, 6.50% to 4/15/17(2)	1,880	$1,856,500

		$1,856,500

Total Preferred Stocks (identified cost $2,745,304)		$2,828,744

16	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$7,569	$7,569,097

Total Short-Term Investments (identified cost $7,569,097)		$7,569,097

Total Investments — 99.5% (identified cost $129,453,816)		$133,314,579

Other Assets, Less Liabilities — 0.5%		$620,148

Net Assets — 100.0%		$133,934,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $38,564,450 or 28.8% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Non-income producing security.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	69.3%	$92,853,862
Canada	10.9	14,538,495
Mexico	4.0	5,325,337
Netherlands	3.8	5,105,294
Belgium	3.3	4,464,213
United Kingdom	1.8	2,462,812
Luxembourg	1.8	2,451,754
Ireland	1.6	2,121,500
New Zealand	1.5	2,038,741
Australia	1.5	1,952,571

Total Investments	99.5%	$133,314,579

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $121,884,719)	$125,745,482
Affiliated investment, at value (identified cost, $7,569,097)	7,569,097
Foreign currency, at value (identified cost, $259,927)	262,342
Interest and dividends receivable	1,058,442
Interest receivable from affiliated investment	594
Receivable for investments sold	2,068,095
Total assets	$136,704,052

Liabilities
Payable for investments purchased	$2,696,314
Payable to affiliates:
Investment adviser fee	58,660
Trustees’ fees	465
Accrued expenses	13,886
Total liabilities	$2,769,325
Net Assets applicable to investors’ interest in Portfolio	$133,934,727

Sources of Net Assets
Investors’ capital	$130,066,461
Net unrealized appreciation	3,868,266
Total	$133,934,727

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2013(1)
Interest (net of foreign taxes, $13,306)	$1,139,309
Dividends (net of foreign taxes, $1,799)	184,033
Interest allocated from affiliated investment	8,989
Expenses allocated from affiliated investment	(824)
Total investment income	$1,331,507

Expenses
Investment adviser fee	$199,227
Trustees’ fees and expenses	465
Custodian fee	13,072
Legal and accounting services	15,150
Miscellaneous	3,425
Total expenses	$231,339
Deduct —
Reduction of custodian fee	$57
Total expense reductions	$57

Net expenses	$231,282

Net investment income	$1,100,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$457,027
Investment transactions allocated from affiliated investment	289
Foreign currency transactions	(5,137)
Net realized gain	$452,179
Change in unrealized appreciation (depreciation) —
Investments	$3,860,763
Foreign currency	7,503
Net change in unrealized appreciation (depreciation)	$3,868,266

Net realized and unrealized gain	$4,320,445

Net increase in net assets from operations	$5,420,670

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2013 (Unaudited) (1)
From operations —
Net investment income	$1,100,225
Net realized gain from investment and foreign currency transactions	452,179
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,868,266
Net increase in net assets from operations	$5,420,670
Capital transactions —
Contributions	$129,528,389
Withdrawals	(1,014,332)
Net increase in net assets from capital transactions	$128,514,057

Net increase in net assets	$133,934,727

Net Assets
At beginning of period	$—
At end of period	$133,934,727

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2013 (Unaudited) (1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.64	%(3)
Net investment income	3.02	%(3)
Portfolio Turnover	20	%(4)

Total Return	4.20	%(4)

Net assets, end of period (000’s omitted)	$133,935

(1)	For the period from the start of business, January 11, 2013, to April 30, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on January 11, 2013. The Portfolio’s investment objective is total return. At April 30, 2013, Eaton Vance Bond Fund and Eaton Vance Strategic Income Fund held an interest of 22.2% and 77.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $199,227 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $142,677,924 and $21,152,422, respectively, for the period ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,586,308

Gross unrealized appreciation	$4,442,181
Gross unrealized depreciation	(713,910)

Net unrealized appreciation	$3,728,271

23

Bond Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Corporate Bonds & Notes	$—	$46,847,316		$—	$46,847,316
Foreign Corporate Bonds	—	13,572,598		—	13,572,598
Foreign Government Bonds	—	20,481,505		—	20,481,505
Convertible Bonds	—	10,240,438		—	10,240,438
Commercial Mortgage-Backed Securities	—	1,153,865		—	1,153,865
Common Stocks	19,289,037	1,758,145	*	—	21,047,182
Convertible Preferred Stocks	6,288,834	3,285,000		—	9,573,834
Preferred Stocks	—	2,828,744		—	2,828,744
Short-Term Investments	—	7,569,097		—	7,569,097

Total Investments	$25,577,871	$107,736,708		$—	$133,314,579

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Bond Portfolio

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 17, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Bond Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the December 17, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning fees charged by the Adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

28

Bond Portfolio

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

29

Eaton Vance

Bond Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Bond Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

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Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844-6/13	BONDSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 14, 2013